ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2016
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
Other payables and other current liabilities from continuing operations consist of the following:

	December 31,
	2016	2015
Accrued salaries and social welfare	$118,835	$94,037
Accrued expenses	418,989	1,541,415
Reimbursed employee's expense	14,971	79,363
Deposits from customers	86,106	113,834
Others	4,423	155,501
Accrued expenses and other current liabilities	643,324	1,984,150
Less: Accrued expenses and other current liabilities from discontinued operations	-	(194,669)
Accrued expenses and other current liabilities from continuing operations	$643,324	$1,789,481